Prepaid gold interests, investments and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments and prepaid gold interests
Total prepaid gold interests	$ 91,015	$ 49,539
Current portion	33,537	14,252
Non-current portion	57,478	35,287
Gain (loss) excluding investments as a result of changes in fair value of financial assets	37,400	14,300
Auramet
Investments and prepaid gold interests
Total prepaid gold interests	65,320	46,082
El Mochito
Investments and prepaid gold interests
Total prepaid gold interests	23,125	0
Steppe Gold
Investments and prepaid gold interests
Total prepaid gold interests	$ 2,570	$ 3,457